Significant Accounting Policies (Details) - USD ($)			12 Months Ended
		Apr. 01, 2019	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2021
Significant Accounting Policies [Line Items]
Working capital			$ (21,360,903)
Accumulated deficit	[1]		(28,543,211)	$ (18,527,479)
Net loss			(10,311,035)	(10,189,391)	$ (11,013,966)
Advances to suppliers			$ 75,623	593,145
Residual value percentage			5.00%
Lease term						3 years
Third-party lenders			$ 162,981	516,940
Recognized interest expense			141,879	64,735	10,557
Impairment charge for long-lived assets
VAT rate		13.00%
Government subsidies	[2]		$ 91,060	647,342	773,716
Tax benefit percentage			50.00%
FDIC Insured amount			$ 250,000
Government Subsidies [Member]
Significant Accounting Policies [Line Items]
Government subsidies			$ 533,227	$ 354,577	$ 262,763
Minimum [Member]
Significant Accounting Policies [Line Items]
Lease term			3 months
Customer warranty			6 months
Maximum [Member]
Significant Accounting Policies [Line Items]
Lease term			6 months
Customer warranty			5 years

[1]	The financial statements give retroactive effect to the August 5, 2025 one-for-twenty-five reverse share split.
[2]	Government subsidies as the compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the Company with no future related cost are recognized in profit or loss in the period in which they become receivable. Government subsidies as the support for certain assets were recorded in deferred government subsidies and are amortized in the future periods. For the years ended September 30, 2025, 2024 and 2023, the Company recorded government subsidies of $91,060, $647,342 and $773,716, respectively.